General Information, Structure and Organization of the Business of the Group - Summary of Main Companies of the Group (Detail)			12 Months Ended
		Jan. 22, 2026	Dec. 31, 2025
Summary of Main Companies of the Group [Line Items]
Percentage of ownership of capital stock in subsidiary		100.00%
Upstream [member] | Eleran [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			Eleran
Country of subsidiary			Spain
Main business of subsidiary	[1]		Hydrocarbon exploration through the subsidiary YPF E&P Bolivia S.A.
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Upstream [member] | SC Gas [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	[3]		SC Gas
Country of subsidiary			Argentina
Main business of subsidiary			Hydrocarbon exploitation
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Upstream [member] | VMI [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	[3]		VMI
Country of subsidiary			Argentina
Main business of subsidiary			Hydrocarbon exploitation
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Midstream and Downstream [member] | OPESSA [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			OPESSA
Country of subsidiary			Argentina
Main business of subsidiary			Gas stations
Percentage of ownership of capital stock in subsidiary	[2]		99.99%
Midstream and Downstream [member] | OLCLP [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	[3]		OLCLP
Country of subsidiary			Argentina
Main business of subsidiary			Hydrocarbon transportation
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Midstream and Downstream [member] | Refinor [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	[3]		Refinor
Country of subsidiary			Argentina
Main business of subsidiary			Industrialization and commercialization of hydrocarbons
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Midstream and Downstream [member] | OTA [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture			OTA
Country of joint venture			Argentina
Main business of joint venture			Hydrocarbon transportation
Percentage of ownership of capital stock in joint venture	[2]		36.00%
Midstream and Downstream [member] | OTC [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture			OTC
Country of joint venture			Chile
Main business of joint venture			Hydrocarbon transportation
Percentage of ownership of capital stock in joint venture	[2]		36.00%
Midstream and Downstream [member] | Oldelval [member]
Summary of Main Companies of the Group [Line Items]
Name of associate			Oldelval
Country of associate			Argentina
Main business of associate			Hydrocarbon transportation
Percentage of ownership of capital stock in associate	[2]		37.00%
Midstream and Downstream [member] | OTAMERICA [Member]
Summary of Main Companies of the Group [Line Items]
Name of associate			OTAMERICA
Country of associate			Argentina
Main business of associate			Hydrocarbon transportation
Percentage of ownership of capital stock in associate	[2]		30.00%
Midstream and Downstream [member] | Termap [member]
Summary of Main Companies of the Group [Line Items]
Name of associate			Termap
Country of associate			Argentina
Main business of associate			Hydrocarbon transportation
Percentage of ownership of capital stock in associate	[2]		33.15%
Midstream and Downstream [member] | VMOS [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	[4],[5]		VMOS
Country of associate			Argentina
Main business of associate			Hydrocarbon transportation
Percentage of ownership of capital stock in associate	[2]		24.49%
Midstream and Downstream [member] | YPF Gas [member]
Summary of Main Companies of the Group [Line Items]
Name of associate			YPF Gas
Country of associate			Argentina
Main business of associate			Commercialization of LPG
Percentage of ownership of capital stock in associate	[2]		33.99%
LNG and Integrated Gas [Member] | YPF Chile [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			YPF Chile
Country of subsidiary			Chile
Main business of subsidiary			Commercialization of natural gas
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
LNG and Integrated Gas [Member] | Argentina LNG [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			Argentina LNG
Country of subsidiary			Argentina
Main business of subsidiary			Industrialization and commercialization of LNG
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
LNG and Integrated Gas [Member] | Sur Inversiones Energéticas [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			Sur Inversiones Energéticas
Country of subsidiary			Argentina
Main business of subsidiary			Industrialization and commercialization of LNG through Southern Energy S.A. associate.
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
LNG and Integrated Gas [Member] | MEGA [Member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture			MEGA
Country of joint venture			Argentina
Main business of joint venture			Separation of natural gas liquids and their fractionation
Percentage of ownership of capital stock in joint venture	[2]		38.00%
New Energies [Member] | Metrogas [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	[6]		Metrogas
Country of subsidiary			Argentina
Main business of subsidiary			Distribution of natural gas
Percentage of ownership of capital stock in subsidiary	[2]		70.00%
New Energies [Member] | Metroenergía [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			Metroenergía
Country of subsidiary			Argentina
Main business of subsidiary			Commercialization of natural gas
Percentage of ownership of capital stock in subsidiary	[2]		71.50%
New Energies [Member] | Y-TEC [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			Y-TEC
Country of subsidiary			Argentina
Main business of subsidiary			Research and development of technology
Percentage of ownership of capital stock in subsidiary	[2]		51.00%
New Energies [Member] | YPF Ventures [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			YPF Ventures
Country of subsidiary			Argentina
Main business of subsidiary			Corporate investments
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
New Energies [Member] | YPF EE [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture			YPF EE
Country of joint venture			Argentina
Main business of joint venture			Generation of electric power
Percentage of ownership of capital stock in joint venture	[2]		75.00%
New Energies [Member] | CT Barragán [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture			CT Barragán
Country of joint venture			Argentina
Main business of joint venture			Generation of electric power
Percentage of ownership of capital stock in joint venture	[2]		50.00%
New Energies [Member] | CDS [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	[7]		CDS
Country of associate			Argentina
Main business of associate			Generation of electric power
Percentage of ownership of capital stock in associate	[2]		10.25%
Central Administration and Others [member] | AESA [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			AESA
Country of subsidiary			Argentina
Main business of subsidiary			Engineering and construction services
Percentage of ownership of capital stock in subsidiary	[2]		100.00%
Central Administration and Others [member] | YPF Digital [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary			YPF Digital
Country of subsidiary			Argentina
Main business of subsidiary			Digital development services and solutions
Percentage of ownership of capital stock in subsidiary	[2]		100.00%

[1]	In 2025, drilling of the committed exploratory well in the Charagua block in Bolivia concluded, resulting in a dry well. As of the date of issuance of these consolidated financial statements, all contractual commitments associated with said concession have been fulfilled.
[2]	Held directly by YPF and indirectly through its subsidiaries.
[3]	See Note 3.
[4]	In December 2024, YPF together with Pan American Sur S.A., Vista Energy S.A.U. and Pampa Energía S.A. signed a shareholders’ agreement to form a new company, VMOS which main purpose is the construction of the “Vaca Muerta Sur Project”, an oil transportation infrastructure project. VMOS has granted stock options to Pluspetrol S.A., Chevron Argentina S.R.L., CDC ApS, Shell Compañía Argentina de Petróleo S.A., Shell Overseas Investments B.V., Gas y Petróleo del Neuquén S.A. and Tecpetrol S.A. During 2025, the aforementioned companies have exercised such stock options becoming shareholders of VMOS.
[5]	See Note 34.d).
[6]	See Note 35.c.3) “Note from ENARGAS related to YPF’s equity interest in Metrogas” section.
[7]	Additionally, the Group has a 22.36% indirect holding in capital stock through YPF EE.